PROPERTY, PLANT AND EQUIPMENT	0 Months Ended
Dec. 31, 2011
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
NOTE 6—PROPERTY, PLANT AND EQUIPMENT:
Property, plant and equipment, net, consisted of the following:
		December 31,
		2011	2010

		(U.S. $ in millions )
	Machinery and equipment	$3,857	$3,125
	Buildings	2,429	1,935
	Computer equipment and other assets	1,063	858
	Payments on account	574	331
	Land*	453	372
		8,376	6,621
	Less—accumulated depreciation	2,429	2,264
		$5,947	$4,357

*	Land includes long-term leasehold rights in various locations, with useful lives of between 47and 99 years.

Following recent acquisitions, during 2011 the Company reassessed its estimates of the useful lives of property and machinery used in the determination of depreciation, based on management’s review of actual physical condition and usage, normal wear and tear, technological change, and industry practice. Following these changes in estimates, the estimated useful life of buildings was changed from a range of 25 to 50 years to an aggregate useful life of 40 years, and the estimated useful life of machinery was changed to a range of useful life of 15 to 20 years from a range of 7 to 15 years. The impact of the change in estimates is not material to the financial statements.
Depreciation expenses were $358 million, $448 million and $426 million in the years ended December 31, 2011, 2010 and 2009, respectively. During the years ended December 31, 2011 and 2010, we had impairment of property, plant and equipment in the amount of $52 million and $15 million, respectively.